Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of voluntary change in accounting policy [abstract]
Summary of Functional Currency
The functional currency of GENFIT CORP and Versantis, Inc. is the U.S. dollar. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2021/12/31	2022/12/31	2023/12/31
Exchange rate at period end	0.88292	0.93756	0.90498
Average exchange rate for the period	0.84542	0.95105	0.92471
The functional currency of Versantis AG is the Swiss Franc. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

Ratio : 1 CH franc (CHF) = x euros (EUR)	Year ended
	2021/12/31	2022/12/31	2023/12/31
Exchange rate at period end	N/A	1.01554	1.07991
Average exchange rate for the period	N/A	1.01710	1.02936
Note that the average rate immediately above for the year ended December 31, 2022 is based on the period between September 29, 2022 (the date of the acquisition of Versantis AG) and December 31, 2022.